UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 to September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12.14]:

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—99.8% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.0%
859	General Dynamics Corp.	$87,704
510	Goodrich Corp.	15,994
3,691	Honeywell International, Inc.	132,359
1,910	Lockheed Martin Corp.	106,540
1,539	Northrop Grumman Corp.	82,075
1,937	Raytheon Co.	73,567
760	Rockwell Collins, Inc.	28,226
3,604	The Boeing Co.	186,038
2,197	United Technologies Corp.	205,156

		917,659

	Air Freight & Couriers—1.1%
1,290	FedEx Corp.	110,540
276	Ryder System, Inc.	12,983
4,828	United Parcel Service, Inc. (Class B)	366,542

		490,065

	Airlines—0.1%
539	Delta Air Lines, Inc.	1,773
3,392	Southwest Airlines Co.	46,199

		47,972

	Auto Components—0.2%
321	Cooper Tire & Rubber Co.	6,475
641	Dana Corp.	11,339
2,409	Delphi Corp.	22,380
817	Johnson Controls, Inc.	46,414
752	The Goodyear Tire & Rubber Co.	8,076
556	Visteon Corp.	4,442

		99,126

	Automobiles—0.6%
7,856	Ford Motor Co.	110,377
2,425	General Motors Corp.	103,014
1,267	Harley-Davidson, Inc.	75,310

		288,701

	Beverages—2.3%
161	Adolph Coors Co. (Class B)	10,935
3,439	Anheuser-Busch Cos., Inc.	171,778
522	Brown-Forman Corp. (Class B)	23,907
2,013	Coca-Cola Enterprises, Inc.	38,046
1,092	Pepsi Bottling Group, Inc.	29,648
7,274	PepsiCo, Inc.	353,880
10,418	The Coca-Cola Co.	417,241

		1,045,435

	Biotechnology—1.3%
5,436	Amgen, Inc. (b)	308,113
1,453	Biogen Idec, Inc. (b)	88,880
806	Chiron Corp. (b)	35,625
979	Genzyme Corp. (b)	53,267
1,849	Gilead Sciences, Inc. (b)	69,116
1,070	MedImmune, Inc. (b)	25,359

		580,360

Shares		Value

	Building Products—0.2%
918	American Standard Cos., Inc. (b)	$35,719
1,860	Masco Corp.	64,226

		99,945

	Capital Markets—2.6%
1,602	E*TRADE Financial Corp. (b)	18,295
465	Federated Investors, Inc. (Class B)	13,225
1,071	Franklin Resources, Inc.	59,719
1,027	Janus Capital Group, Inc.	13,977
1,165	Lehman Brothers Holdings, Inc.	92,874
1,820	Mellon Financial Corp.	50,396
4,034	Merrill Lynch & Co., Inc.	200,570
4,716	Morgan Stanley	232,499
944	Northern Trust Corp.	38,515
1,444	State Street Corp.	61,673
546	T. Rowe Price Group, Inc.	27,813
3,340	The Bank of New York Co., Inc.	97,428
443	The Bear Stearns Cos., Inc.	42,603
5,867	The Charles Schwab Corp.	53,918
2,087	The Goldman Sachs Group, Inc.	194,592

		1,198,097

	Chemicals—1.6%
976	Air Products & Chemicals, Inc.	53,075
4,285	E. I. du Pont de Nemours & Co.	183,398
334	Eastman Chemical Co.	15,882
1,105	Ecolab, Inc.	34,741
534	Engelhard Corp.	15,139
218	Great Lakes Chemical Corp.	5,581
479	Hercules, Inc.	6,826
405	International Flavours & Fragrances, Inc.	15,471
1,146	Monsanto Co.	41,737
738	PPG Industries, Inc.	45,225
1,395	Praxair, Inc.	59,622
963	Rohm & Haas Co.	41,380
297	Sigma-Aldrich Corp.	17,226
4,034	The Dow Chemical Co.	182,256

		717,559

	Commercial Banks—5.9%
1,518	AmSouth Bancorp	37,039
17,465	Bank of America Corp.	756,759
2,381	BB&T Corp.	94,502
736	Comerica, Inc.	43,682
2,447	Fifth Third Bancorp	120,441
530	First Horizon National Corp.	22,981
986	Huntington Bancshares, Inc.	24,561
1,747	KeyCorp	55,205
503	M&T Bank Corp.	48,137
957	Marshall & Ilsley Corp.	38,567
2,846	National City Corp.	109,913
1,337	North Fork Bancorp., Inc.	59,430
1,212	PNC Financial Services Group, Inc.	65,569
1,984	Regions Financial Corp	65,591
1,429	SouthTrust Corp.	59,532

See accompanying notes to schedule of investments.

MSF-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Banks—(Continued)
1,536	SunTrust Banks, Inc.	$108,150
1,328	Synovus Financial Corp.	34,727
8,069	U.S. Bancorp	233,194
5,622	Wachovia Corp.	263,953
7,251	Wells Fargo & Co.	432,377
384	Zions Bancorp	23,439

		2,697,749

	Commercial Services & Supplies—1.0%
1,366	Allied Waste Industries, Inc. (b)	12,089
828	Apollo Group, Inc. (Class A) (b)	60,750
474	Avery Dennison Corp.	31,180
4,532	Cendant Corp.	97,891
735	Cintas Corp.	30,900
215	Deluxe Corp.	8,819
585	Equifax, Inc.	15,421
708	H&R Block, Inc.	34,989
509	Monster Worldwide, Inc. (b)	12,542
992	Pitney Bowes, Inc.	43,747
941	R.R. Donnelley & Sons Co.	29,472
740	Robert Half International, Inc.	19,070
2,489	Waste Management, Inc.	68,049

		464,919

	Communications Equipment—2.7%
3,473	ADC Telecommunications, Inc. (b)	6,286
690	Andrew Corp. (b)	8,446
1,943	Avaya, Inc. (b)	27,085
2,443	CIENA Corp. (b)	4,837
29,031	Cisco Systems, Inc. (b)	525,461
839	Comverse Technology, Inc. (b)	15,798
5,983	Corning, Inc. (b)	66,292
6,183	JDS Uniphase Corp. (b)	20,837
18,503	Lucent Technologies, Inc. (b)	58,654
10,143	Motorola, Inc.	182,980
396	QLogic Corp. (b)	11,726
6,989	QUALCOMM, Inc.	272,851
657	Scientific-Atlanta, Inc.	17,029
1,787	Tellabs, Inc. (b)	16,422

		1,234,704

	Computers & Peripherals—3.5%
1,666	Apple Computer, Inc. (b)	64,558
10,720	Dell, Inc. (b)	381,632
10,324	EMC Corp. (b)	119,139
1,600	Gateway, Inc. (b)	7,920
12,966	Hewlett-Packard Co.	243,112
7,193	International Business Machines Corp.	616,728
556	Lexmark International, Inc. (Class A) (b)	46,710
405	NCR Corp. (b)	20,084
1,535	Network Appliance, Inc. (b)	35,305
14,281	Sun Microsystems, Inc. (b)	57,695

		1,592,883

Shares		Value

	Construction & Engineering—0.0%
358	Fluor Corp.	$15,938

	Construction Materials—0.0%
439	Vulcan Materials Co.	22,367

	Consumer Finance—1.3%
5,444	American Express Co.	280,148
1,037	Capital One Financial Corp.	76,635
5,486	MBNA Corp.	138,247
1,256	Providian Financial Corp. (b)	19,518
1,872	SLM Corp.	83,491

		598,039

	Containers & Packaging—0.2%
482	Ball Corp.	18,041
459	Bemis Co., Inc.	12,200
645	Pactiv Corp. (b)	14,996
361	Sealed Air Corp. (b)	16,733
239	Temple-Inland, Inc.	16,049

		78,019

	Distributors—0.1%
751	Genuine Parts Co.	28,823

	Diversified Financial Services—3.7%
22,242	Citigroup, Inc.	981,317
15,294	JPMorgan Chase & Co.	607,630
636	Moody’s Corp.	46,587
1,346	Principal Financial Group, Inc.	48,416

		1,683,950

	Diversified Telecommunication Services—3.0%
1,324	ALLTEL Corp.	72,701
3,412	AT&T Corp.	48,860
7,860	BellSouth Corp.	213,163
580	CenturyTel, Inc.	19,859
1,423	Citizens Communications Co.	19,054
7,793	Qwest Communications International, Inc.	25,951
14,227	SBC Communications, Inc.	369,190
6,236	Sprint Corp.	125,531
11,887	Verizon Communications, Inc.	468,110

		1,362,419

	Electric Utilities—2.0%
545	Allegheny Energy, Inc.	8,698
834	Ameren Corp.	38,489
1,699	American Electric Power Co., Inc.	54,300
1,320	CenterPoint Energy, Inc.	13,675
775	Cinergy Corp.	30,690
692	CMS Energy Corp.	6,588
1,037	Consolidated Edison, Inc.	43,596
746	DTE Energy Co.	31,474
1,399	Edison International	37,088
974	Entergy Corp.	59,034

See accompanying notes to schedule of investments.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Electric Utilities—(Continued)
2,834	Exelon Corp.	$103,979
1,416	FirstEnergy Corp.	58,169
796	FPL Group, Inc.	54,383
688	KeySpan Corp.	26,970
1,131	NiSource, Inc.	23,762
1,721	PG&E Corp.	52,318
392	Pinnacle West Capital Corp.	16,268
811	PPL Corp.	38,263
1,060	Progress Energy, Inc.	44,880
853	TECO Energy, Inc.	11,541
3,169	The Southern Co.	95,007
1,274	TXU Corp.	61,050
1,716	Xcel Energy, Inc.	29,721

		939,943

	Electrical Equipment—0.4%
860	American Power Conversion Corp.	14,955
407	Cooper Industries, Ltd. (Class A)	24,013
1,804	Emerson Electric Co.	111,650
360	Power-One, Inc. (b)	2,333
791	Rockwell Automation, Inc.	30,612

		183,563

	Electronic Equipment & Instruments—0.5%
2,085	Agilent Technologies, Inc. (b)	44,973
494	Fisher Scientific International, Inc.	28,815
862	Jabil Circuit, Inc. (b)	19,826
814	Molex, Inc.	24,274
550	PerkinElmer, Inc.	9,471
2,237	Sanmina-SCI Corp. (b)	15,771
4,129	Solectron Corp. (b)	20,439
1,027	Symbol Technologies, Inc.	12,981
392	Tektronix, Inc.	13,034
701	Thermo Electron Corp. (b)	18,941
508	Waters Corp. (b)	22,403

		230,928

	Energy Equipment & Services—1.0%
1,433	Baker Hughes, Inc.	62,651
694	BJ Services Co.	36,373
1,896	Halliburton Co.	63,876
639	Nabors Industries, Ltd. (b)	30,257
575	Noble Corp. (b)	25,846
458	Rowan Cos., Inc.	12,091
2,536	Schlumberger, Ltd.	170,698
1,377	Transocean, Inc. (b)	49,269

		451,061

	Food & Staples Retailing—3.3%
1,579	Albertson’s, Inc.	37,786
1,980	Costco Wholesale Corp.	82,289
1,715	CVS Corp.	72,253
1,918	Safeway, Inc. (b)	37,037
584	Supervalu, Inc.	16,089

Shares		Value

	Food & Staples Retailing—(Continued)
2,745	Sysco Corp.	$82,130
3,173	The Kroger Co. (b)	49,245
18,216	Wal-Mart Stores, Inc.	969,091
4,399	Walgreen Co.	157,616
609	Winn-Dixie Stores, Inc.	1,882

		1,505,418

	Food Products—1.2%
2,794	Archer-Daniels-Midland Co.	47,442
1,762	Campbell Soup Co.	46,323
2,269	ConAgra Foods, Inc.	58,336
1,632	General Mills, Inc.	73,277
1,500	H.J. Heinz Co.	54,030
1,057	Hershey Foods Corp.	49,372
1,775	Kellogg Co.	75,722
588	McCormick & Co., Inc.	20,192
3,406	Sara Lee Corp.	77,861
965	Wm. Wrigley Jr. Co.	61,094

		563,649

	Gas Utilities—0.0%
189	Nicor, Inc.	6,937
162	Peoples Energy Corp.	6,752

		13,689

	Health Care Equipment & Supplies—2.2%
866	Applera Corp.	16,341
229	Bausch & Lomb, Inc.	15,217
2,640	Baxter International, Inc.	84,902
1,076	Becton, Dickinson & Co.	55,629
1,091	Biomet, Inc.	51,146
3,616	Boston Scientific Corp. (b)	143,664
450	C.R. Bard, Inc.	25,484
1,351	Guidant Corp.	89,220
670	Hospira, Inc. (b)	20,502
5,193	Medtronic, Inc.	269,517
213	Millipore Corp.	10,192
760	St. Jude Medical, Inc. (b)	57,205
1,723	Stryker Corp.	82,842
1,052	Zimmer Holdings, Inc. (b)	83,150

		1,005,011

	Health Care Providers & Services—2.0%
660	Aetna, Inc.	65,954
483	AmerisourceBergen Corp.	25,942
600	Anthem, Inc. (b)	52,350
1,848	Cardinal Health, Inc.	80,887
2,001	Caremark Rx, Inc. (b)	64,172
591	CIGNA Corp.	41,151
333	Express Scripts, Inc. (Class A) (b)	21,758
2,072	HCA, Inc.	79,047
1,045	Health Management Associates, Inc. (Class A)	21,349
684	Humana, Inc.	13,666
1,004	IMS Health, Inc.	24,016

See accompanying notes to schedule of investments.

MSF-3

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
375	Manor Care, Inc.	$11,235
1,260	McKesson Corp.	32,319
1,168	Medco Health Solutions, Inc. (b)	36,091
438	Quest Diagnostics, Inc.	38,641
2,001	Tenet Healthcare Corp. (b)	21,591
2,854	UnitedHealth Group, Inc.	210,454
675	WellPoint Health Networks, Inc. (b)	70,936

		911,559

	Hotels, Restaurants & Leisure—1.4%
2,718	Carnival Corp.	128,534
677	Darden Restaurants, Inc.	15,788
481	Harrah’s Entertainment, Inc.	25,483
1,652	Hilton Hotels Corp.	31,124
1,480	International Game Technology	53,206
983	Marriott International, Inc. (Class A)	51,077
5,394	McDonald’s Corp.	151,194
1,707	Starbucks Corp. (b)	77,600
894	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	41,499
488	Wendy’s International, Inc.	16,397
1,248	Yum! Brands, Inc.	50,744

		642,646

	Household Durables—0.5%
344	Black & Decker Corp.	26,639
531	Centex Corp.	26,794
619	Fortune Brands, Inc.	45,862
199	KB HOME	16,813
823	Leggett & Platt, Inc.	23,126
338	Maytag Corp.	6,209
1,180	Newell Rubbermaid, Inc.	23,647
545	Pulte Homes, Inc.	33,447
248	Snap-On, Inc.	6,835
352	The Stanley Works	14,971
285	Whirlpool Corp.	17,126

		241,469

	Household Products—1.9%
2,280	Colgate-Palmolive Co.	103,010
2,123	Kimberly-Clark Corp.	137,125
915	The Clorox Co.	48,769
10,916	The Procter & Gamble Co.	590,774

		879,678

	IT Services—1.1%
550	Affiliated Computer Services, Inc. (Class A) (b)	30,618
2,508	Automatic Data Processing, Inc.	103,631
810	Computer Sciences Corp. (b)	38,151
612	Convergys Corp. (b)	8,219
2,199	Electronic Data Systems Corp.	42,639
3,682	First Data Corp.	160,167
838	Fiserv, Inc. (b)	29,213
1,623	Paychex, Inc.	48,933

Shares		Value

	IT Services—(Continued)
589	Sabre Holdings Corp. (Class A)	$14,448
1,238	SunGard Data Systems, Inc. (b)	29,427
1,437	Unisys Corp.	14,830

		520,276

	Industrial Conglomerates—4.6%
3,361	3M Co.	268,779
45,334	General Electric Co.	1,522,316
595	Textron, Inc.	38,241
8,625	Tyco International, Ltd.	264,442

		2,093,778

	Insurance—4.4%
1,219	ACE, Ltd.	48,833
2,177	AFLAC, Inc.	85,360
466	Ambac Financial Group, Inc.	37,257
11,187	American International Group, Inc.	760,604
1,356	Aon Corp.	38,971
723	Cincinnati Financial Corp.	29,802
1,259	Hartford Financial Services Group, Inc.	77,970
586	Jefferson-Pilot Corp.	29,101
756	Lincoln National Corp.	35,532
797	Loews Corp.	46,624
2,235	Marsh & McLennan Cos., Inc.	102,274
615	MBIA, Inc.	35,799
3,240	MetLife, Inc.	125,226
2,228	Prudential Financial, Inc.	104,805
541	Safeco Corp.	24,697
2,976	The Allstate Corp.	142,818
820	The Chubb Corp.	57,630
932	The Progressive Corp.	78,987
2,871	The St. Paul Travelers Cos., Inc.	94,915
471	Torchmark, Inc.	25,048
1,272	UnumProvident Corp.	19,958
594	XL Capital, Ltd. (Class A)	43,950

		2,046,161

	Internet & Catalog Retail—0.6%
2,838	eBay, Inc. (b)	260,926

	Internet Software & Services—0.4%
5,842	Yahoo!, Inc. (b)	198,102

	Investment Company—2.6%
10,700	SPDR Trust, Series 1	1,195,832

	Leisure Equipment & Products—0.2%
410	Brunswick Corp.	18,762
1,230	Eastman Kodak Co.	39,631
759	Hasbro, Inc.	14,269
1,778	Mattel, Inc.	32,235

		104,897

See accompanying notes to schedule of investments.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Machinery—1.4%
1,472	Caterpillar, Inc.	$118,422
253	Crane Co.	7,317
190	Cummins, Inc.	14,039
1,324	Danaher Corp.	67,895
1,066	Deere & Co.	68,810
873	Dover Corp.	33,933
651	Eaton Corp.	41,280
1,298	Illinois Tool Works, Inc.	120,935
744	Ingersoll-Rand Co., Ltd. (Class A)	50,570
396	ITT Industries, Inc.	31,676
300	Navistar International Corp. (b)	11,157
745	PACCAR, Inc.	51,494
537	Pall Corp.	13,146
513	Parker Hannifin Corp.	30,195

		660,869

	Media—3.3%
2,533	Clear Channel Communications, Inc.	78,954
9,595	Comcast Corp. (Class A)	270,963
351	Dow Jones & Co., Inc.	14,254
1,143	Gannett Co., Inc.	95,738
333	Knight-Ridder, Inc.	21,795
216	Meredith Corp.	11,098
630	New York Times Co. (Class A)	24,633
804	Omnicom Group, Inc.	58,740
1,812	The Interpublic Group of Cos., Inc. (b)	19,189
816	The McGraw-Hill Cos., Inc.	65,027
8,821	The Walt Disney Co.	198,914
19,632	Time Warner, Inc. (b)	316,860
1,367	Tribune Co.	56,252
1,385	Univision Communications, Inc. (Class A) (b)	43,780
7,449	Viacom, Inc. (Class B)	249,988

		1,526,185

	Metals & Mining—0.8%
3,735	Alcoa, Inc.	125,459
409	Allegheny Technologies, Inc.	7,464
760	Freeport-McMoRan Copper & Gold, Inc. (Class B)	30,780
1,904	Newmont Mining Corp.	86,689
341	Nucor Corp.	31,157
404	Phelps Dodge Corp.	37,180
487	United States Steel Corp.	18,321
374	Worthington Industries, Inc.	7,985

		345,035

	Multi-Utilities—0.7%
1,905	Calpine Corp. (b)	5,525
753	Constellation Energy Group, Inc.	30,000
1,418	Dominion Resources, Inc.	92,524
4,026	Duke Energy Co.	92,155
1,629	Dynegy, Inc. (Class A)	8,129
1,019	Public Service Enterprise Group, Inc.	43,409

Shares		Value

	Multi-Utilities—(Continued)
995	Sempra Energy	$36,009
2,775	The AES Corp. (b)	27,722

		335,473

	Multiline Retail—1.0%
494	Big Lots, Inc. (b)	6,042
358	Dillard’s, Inc. (Class A)	7,067
1,410	Dollar General Corp.	28,411
722	Family Dollar Stores, Inc.	19,566
772	Federated Department Stores, Inc.	35,072
1,237	J.C. Penney Co., Inc.	43,641
1,467	Kohl’s Corp. (b)	70,695
603	Nordstrom, Inc.	23,059
910	Sears Roebuck & Co.	36,263
3,879	Target Corp.	175,525
1,251	The May Department Stores Co.	32,063

		477,404

	Office Electronics—0.1%
3,602	Xerox Corp.	50,716

	Oil & Gas—6.2%
392	Amerada Hess Corp.	34,888
1,074	Anadarko Petroleum Corp.	71,271
1,400	Apache Corp.	70,154
305	Ashland, Inc.	17,104
1,695	Burlington Resources, Inc.	69,156
9,146	ChevronTexaco Corp.	490,592
2,957	ConocoPhillips	244,988
1,038	Devon Energy Corp.	73,708
2,752	El Paso Corp.	25,291
506	EOG Resources, Inc.	33,320
27,933	Exxon Mobil Corp.	1,350,002
648	Kerr-McGee Corp.	37,098
531	Kinder Morgan, Inc.	33,357
1,486	Marathon Oil Corp.	61,342
1,682	Occidental Petroleum Corp.	94,074
324	Sunoco, Inc.	23,970
2,242	The Williams Cos., Inc.	27,128
1,137	Unocal Corp.	48,891
549	Valero Energy Corp.	44,035

		2,850,369

	Paper & Forest Products—0.5%
1,108	Georgia-Pacific Corp.	39,833
2,088	International Paper Co.	84,376
469	Louisiana-Pacific Corp.	12,171
866	MeadWestvaco Corp.	27,625
1,028	Weyerhaeuser Co.	68,341

		232,346

	Personal Products—0.6%
389	Alberto-Culver Co. (Class B)	16,914
2,030	Avon Products, Inc.	88,670
4,302	The Gillette Co.	179,566

		285,150

See accompanying notes to schedule of investments.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Pharmaceuticals—7.2%
6,703	Abbott Laboratories	$283,939
566	Allergan, Inc.	41,063
8,352	Bristol-Myers Squibb Co.	197,692
4,854	Eli Lilly & Co.	291,483
1,590	Forest Laboratories, Inc. (b)	71,518
12,744	Johnson & Johnson	717,870
1,037	King Pharmaceuticals, Inc. (b)	12,382
9,526	Merck & Co., Inc.	314,358
1,153	Mylan Laboratories, Inc.	20,754
32,420	Pfizer, Inc.	992,052
6,321	Schering-Plough Corp.	120,478
470	Watson Pharmaceuticals, Inc. (b)	13,846
5,727	Wyeth	214,190

		3,291,625

	Real Estate—0.4%
406	Apartment Investment & Management Co. (REIT) (Class A)	14,121
1,730	Equity Office Properties Trust (REIT)	47,143
1,205	Equity Residential (REIT)	37,355
787	Plum Creek Timber Co., Inc. (REIT)	27,569
781	ProLogis (REIT)	27,522
894	Simon Property Group, Inc. (REIT)	47,945

		201,655

	Road & Rail—0.5%
1,599	Burlington Northern Santa Fe Corp.	61,258
922	CSX Corp.	30,610
1,690	Norfolk Southern Corp.	50,261
1,113	Union Pacific Corp.	65,222

		207,351

	Semiconductors & Equipment—2.8%
1,523	Advanced Micro Devices, Inc. (b)	19,799
1,596	Altera Corp. (b)	31,234
1,625	Analog Devices, Inc.	63,017
7,291	Applied Materials, Inc. (b)	120,228
1,344	Applied Micro Circuits Corp. (b)	4,207
1,383	Broadcom Corp. (Class A) (b)	37,742
27,543	Intel Corp.	552,512
843	KLA-Tencor Corp. (b)	34,968
1,320	Linear Technology Corp.	47,837
1,652	LSI Logic Corp. (b)	7,120
1,394	Maxim Integrated Products, Inc.	58,952
2,625	Micron Technology, Inc. (b)	31,579
1,537	National Semiconductor Corp. (b)	23,808
613	Novellus Systems, Inc. (b)	16,300
715	NVIDIA Corp. (b)	10,382
759	PMC-Sierra, Inc. (b)	6,687
833	Teradyne, Inc. (b)	11,162
7,432	Texas Instruments, Inc.	158,153
1,490	Xilinx, Inc.	40,230

		1,275,917

Shares		Value

	Software—4.4%
1,030	Adobe Systems, Inc.	$50,954
487	Autodesk, Inc.	23,683
957	BMC Software, Inc. (b)	15,130
726	Citrix Systems, Inc. (b)	12,719
2,513	Computer Associates International, Inc.	66,092
1,658	Compuware Corp. (b)	8,539
1,304	Electronic Arts, Inc. (b)	59,971
822	Intuit, Inc. (b)	37,319
400	Mercury Interactive Corp. (b)	13,952
46,684	Microsoft Corp.	1,290,812
1,660	Novell, Inc. (b)	10,475
22,201	Oracle Corp. (b)	250,427
1,155	Parametric Technology Corp. (b)	6,098
1,575	PeopleSoft, Inc. (b)	31,264
2,170	Siebel Systems, Inc. (b)	16,362
1,353	Symantec Corp. (b)	74,253
1,858	VERITAS Software Corp. (b)	33,072

		2,001,122

	Specialty Retail—2.3%
1,144	AutoNation, Inc. (b)	19,540
357	AutoZone, Inc. (b)	27,578
1,291	Bed Bath & Beyond, Inc. (b)	47,909
1,396	Best Buy Co., Inc.	75,719
378	Boise Cascade Corp.	12,580
853	Circuit City Stores, Inc.	13,085
2,029	Limited Brands, Inc.	45,226
3,348	Lowe’s Cos., Inc.	181,964
1,345	Office Depot, Inc. (b)	20,215
685	RadioShack Corp.	19,618
2,136	Staples, Inc.	63,696
3,880	The Gap, Inc.	72,556
9,426	The Home Depot, Inc.	369,499
611	The Sherwin-Williams Co.	26,860
627	Tiffany & Co.	19,274
2,098	TJX Cos., Inc.	46,240
918	Toys "R" Us, Inc. (b)	16,285

		1,077,844

	Textiles, Apparel & Luxury Goods—0.4%
808	Coach, Inc. (b)	34,275
535	Jones Apparel Group, Inc.	19,153
462	Liz Claiborne, Inc.	17,427
1,131	NIKE, Inc. (Class B)	89,123
254	Reebok International, Ltd.	9,327
473	VF Corp.	23,390

		192,695

	Thrifts & Mortgage Finance—1.8%
2,418	Countrywide Financial Corp.	95,245
2,950	Federal Home Loan Mortgage Corp.	192,458
4,156	Federal National Mortgage Association	263,490
656	Golden West Financial Corp.	72,783
423	MGIC Investment Corp.	28,151

See accompanying notes to schedule of investments.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Thrifts & Mortgage Finance—(Continued)
1,473	Sovereign Bancorp, Inc.	$32,141
3,746	Washington Mutual, Inc.	146,394

		830,662

	Tobacco—1.1%
8,810	Altria Group, Inc.	414,422
636	Reynolds American, Inc	43,274
709	UST, Inc.	28,544

		486,240

	Trading Companies & Distributors—0.0%
391	W.W. Grainger, Inc.	22,541

	Wireless Telecommunication Services—0.6%
11,719	AT&T Wireless Services, Inc. (b)	173,207
4,781	Nextel Communications, Inc. (Class A) (b)	113,979

		287,186

	Total Common Stocks (Identified Cost $45,947,203)	45,891,700

	Total Investments—99.8% (Identified Cost $45,947,203) (a)	45,891,700
	Other assets less liabilities	89,525

	Total Net Assets—100%	$45,981,225

See accompanying notes to schedule of investments.

MSF-7

Metropolitan Series Fund II

Notes to Portfolio of Investments—September 30, 2004 (Unaudited)

(a) Federal Tax Information:

At September 30, 2004, the net unrealized appreciation on investments based on cost of $45,947,203 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost.	$2,456,468
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value.	(2,400,965)

Net unrealized appreciation	$55,503

(b) Non-Income Producing security.

Key to Abbreviations:

REIT — A Real Estate Investment Trust is a pooled investment vehicle which invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s policy regarding valuation of investments, significant accounting policies and other disclosures, please refer to the Fund’s most recent Semiannual Report.

MSF-8

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	November 18, 2004

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	November 18, 2004

EXHIBIT LIST

Exhibit 3	(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3	(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.